LEASES (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Long-term lending annual rate	4.35%
Non-cash ROU asset				¥ 3,342,278	$ 479,744
Non-cash lease liability				¥ 3,342,278	$ 479,744
Amount of operating lease expense	$ 10,012	$ 17,045	$ 30,909
Operating leases expenses	$ 116,532	$ 184,802	$ 141,959
Minimum
Lessee, Lease, Description [Line Items]
Initial term of lease	1 year
Maximum
Lessee, Lease, Description [Line Items]
Initial term of lease	5 years